ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) Deep Value ETF (S000046243)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Deep Value ETF, certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment to the Trust’s registration statement with respect to the Fund, which was filed electronically as Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N‑1A on December 28, 2016.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary